Exceptional items (Tables)	3 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
Findus Group integration costs	4.5	3.2	6.0	5.7
Goodfella's Pizza integration costs	0.8	—	0.8	—
Factory optimization	0.5	—	0.5	—
Supply chain reconfiguration	0.2	—	0.2	—
Settlement of legacy matters	0.1	3.3	0.1	3.7
Implementation of strategic opportunities	—	2.6	—	7.8
Remeasurement of indemnification assets	—	2.1	—	(8.3)
Costs related to transactions	—	0.4	—	2.5
Other restructuring costs	—	(0.1)	—	—
Total exceptional items	6.1	11.5	7.6	11.4